Schedule I - Condensed Financial Information Of Parent (Impairment and Other Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment and Other Charges [Line Items]
Impairment charge on long-lived assets and related charges	$ 0	$ 123	$ 64
Parent Company [Member] | Merchant Generation [Member]
Impairment and Other Charges [Line Items]
Impairment charge on long-lived assets and related charges	$ 1,880